Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets:
Cash and due from banks	$ 18,241		$ 17,726
Interest-bearing deposits in other banks	1,295		2,342
Overnight funds sold and due from Federal Reserve Bank	118,531		440,844
Investment securities available for sale, at fair value	284,470		334,237
Restricted equity securities, at cost	20,057		24,363
Loans held for sale	63,171		22,499
Loans	1,504,733		1,958,767
Allowance for loan losses	(74,947)		(157,253)
Net loans	1,429,786		1,801,514
Premises and equipment, net	87,565		93,414
Interest receivable	6,329		7,278
Foreclosed real estate and repossessed assets, net of valuation allowance	63,613		59,423
Intangible assets, net	3,751		10,858
Bank-owned life insurance	51,579		50,213
Other assets	18,472		35,445
Total assets	2,166,860		2,900,156
Liabilities and Shareholders' Equity:
Noninterest-bearing demand	225,458		224,440
Interest-bearing:
Demand	540,262		725,816
Savings	61,218		65,620
Time deposits:
Less than $100	525,291		703,006
$100 or more	445,805		701,279
Total deposits	1,798,034		2,420,161
Federal Home Loan Bank borrowings	195,941		213,353
Other borrowings	40,617		49,853
Interest payable	3,751		3,644
Other liabilities	14,849		22,350
Total liabilities	2,053,192		2,709,361
Commitments and contingencies
Shareholders' equity:
Preferred stock - 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 34,561,145 shares issued and outstanding on December 31, 2011 and 33,391,476 shares issued and outstanding on December 31, 2010 (1)	346	[1]	334	[1]
Capital surplus	492,998		477,385
Retained deficit	(386,295)		(287,681)
Accumulated other comprehensive income, net of tax	6,377		345
Total shareholders' equity before non-controlling interest	113,426		190,383
Non-controlling interest	242		412
Total shareholders' equity	113,668		190,795
Total liabilities and shareholders' equity	$ 2,166,860		$ 2,900,156

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.